BANK AND OTHER BORROWINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS

NOTE 8 – BANK AND OTHER BORROWINGS

In August 2020, the Company obtained a revolving credit line in the principal amount of RMB910,000 (approximately $139,000 when borrowed) from China Construction Bank, which bears interest at the base Loan Prime Rate of 3.85% plus 0.4%. The credit line is guaranteed by Xiulan Zhou, a related party, and pledged by her property. The maturity date is on July 21, 2023.

In December 2020, the Company obtained a loan in the principal amount of RMB750,000 (approximately $115,000 when borrowed) from Huaneng Guicheng Trust Co., Ltd. (“Huaneng Guicheng”), a financial institution in PRC, which bears interest at the base Loan Prime Rate of 3.85% plus 8.75%. The loan is guaranteed by Yumin Lin. The maturity date is on December 21, 2022. The loan was fully repaid in June 2022.

In November 2021, the Company obtained a bank loan in the principal amount of RMB500,000 (approximately $79,000 when borrowed) from Shenzhen Qianhai Webank Co., Ltd. (“WeBank”), which bears interest at 3.6%. The maturity date is on December 11, 2021. On December 11, 2021, the Company and WeBank agreed to extend the maturity date of the loan to December 21, 2023 and increase the principal amount to RMB500,750 (approximately $79,000 when borrowed) reflecting the accrued interest. The loan is guaranteed by Yumin Lin and bears interest at 10.71%.

In May 2022, the Company obtained a revolving credit line in the principal amount of RMB1,000,000 (approximately $149,000 when borrowed) from China Construction Bank, which bears interest at 4.45%. The credit line is guaranteed by Xiulan Zhou, a related party, and pledged by her property. The maturity date is on May 26, 2023.

In May 2022, the Company obtained a loan in the principal amount of RMB161,000 (approximately $24,000 when borrowed) from Huaneng Guicheng, which bears interest at 11.34%. The loan is guaranteed by Yumin Lin. The maturity date is on May 21, 2024.

In May 2022, the Company obtained a bank loan in the principal amount of RMB69,000 (approximately $10,000 when borrowed) from WeBank, which bears interest at 11.34%. The loan is guaranteed by Yumin Lin. The maturity date is on May 21, 2024.

The balance of the loans borrowed as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
Loan from a trust in PRC	$23,030	$67,438
China Construction Bank	285,098	143,192
WeBank	73,314	78,795
Aggregate outstanding principal balances	$381,442	$289,425
Less: current portion	208,012	101,207
Non-current portion	$173,430	$188,218

The total interest expense was $10,689 and $9,487 for the six months ended June 30, 2022 and 2021, respectively.

Future minimum loan payments as of June 30, 2022 are as follows:

Year ending December 31,
2022 (remaining)	$29,315
2023	344,975
2024	7,152
Thereafter	-
Total	$381,442

NOTE 11 – BANK AND OTHER BORROWINGS

In July 2020, the Company obtained a loan from Hua Hui (Shenzhen) Education Management Ltd., which is a related party with Mr. Hongwei Ye being the supervisor, who is also the manager of one of the Company’s subsidiaries, in the total principal amount of RMB1,300,000 (approximately $199,000). The loan bears interest at the rate of 0.7% per month. In December 2020, the Company repaid the loan in full as well as the interest expense of $12,789.

In August 2020, the Company obtained a revolving credit line in the principal amount of RMB910,000 (approximately $139,000) from China Construction Bank, which bears interest at the base Loan Prime Rate of 3.85% plus 0.4%. The credit line is guaranteed by Xiulan Zhou, a related party, and pledged by her property. The maturity date is on July 21, 2023.

In December 2020, the Company obtained a loan in the principal amount of RMB750,000 (approximately $115,000) from Huaneng Guicheng Trust Co., Ltd, a financial institution in PRC, which bears interest at the base Loan Prime Rate of 3.85% plus 8.75%. The credit line is guaranteed by Yumin Lin. The maturity date is on December 21, 2022.

In November 2021, the Company obtained a bank loan in the principal amount of RMB500,000 (approximately $79,000) from Shenzhen Qianhai Webank Co., Ltd. (“WeBank”), which bears interest at 3.6%. The maturity date is on December 11, 2021. On December 11, 2021, the Company and WeBank agreed to extend the maturity date of the loan to December 21, 2023 and increase the principal amount to RMB500,750 (approximately $79,000) reflecting the accrued interest. The loan is guaranteed by Yumin Lin and bears interest at 10.71%.

The balance of the loans borrowed as of December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Bank loan from the trust in PRC	$67,438	$114,879
China Construction Bank	143,192	-
WeBank	78,795	139,387
Aggregate outstanding principal balances	$289,425	$254,266
Less: current portion	101,207	-
Non-current portion	$188,218	$254,266

The total interest expense was $17,816 and $14,325 (including $12,789 paid to a related party) for the years ended December 31, 2021 and 2020, respectively.